Accounts Receivable, Net	9 Months Ended
Sep. 30, 2020
Receivables, Net, Current [Abstract]
Accounts Receivable, Net
5. Accounts Receivable, Net
The following is a summary of accounts receivable as of December 31, 2019 and September 30, 2020:

	As of
	December 31,	September 30,
	2019	2020
	RMB	RMB
Accounts receivable, net:
Accounts receivable	202,953	346,326
Allowance for doubtful accounts /expected credit losses:
Balance at the beginning of year	(799)	(2,278)
Additional provision charged to expenses	(1,897)	(9,719)
Write-off	418	—
Balance at the end of year/period	(2,278)	(11,997)

	200,675	334,329